Business Segment and Geographic Information (Schedule of Geographic Information) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to External Customers		$ 1,945.5	$ 1,914.5	$ 1,777.4	$ 1,866.3	$ 1,963.6	$ 1,934.4	$ 1,885.3	$ 2,041.0	$ 7,503.7	$ 7,824.3	$ 8,384.0
Long-Lived Assets	[1]	8,259.7				8,237.3				8,259.7	8,237.3	8,442.0
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to External Customers										2,911.7	3,369.8	3,590.4
Long-Lived Assets	[1]	3,411.4				3,502.9				3,411.4	3,502.9	3,510.7
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to External Customers										225.7	247.1	311.3
Long-Lived Assets	[1]	639.0				577.4				639.0	577.4	518.0
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to External Customers										2,186.5	1,989.2	2,290.1
Long-Lived Assets	[1]	1,292.5				1,379.8				1,292.5	1,379.8	1,638.7
Asia, excluding China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to External Customers										722.0	736.8	768.2
Long-Lived Assets	[1]	892.2				757.2				892.2	757.2	792.7
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to External Customers										1,020.4	957.8	807.1
Long-Lived Assets	[1]	1,675.8				1,682.8				1,675.8	1,682.8	1,541.8
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to External Customers										437.4	523.6	616.9
Long-Lived Assets	[1]	$ 348.8				$ 337.2				$ 348.8	$ 337.2	$ 440.1

[1]	Long-lived assets include plant and equipment, net.